Net Loss per Share - Summary of Basic and Diluted Net Loss per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders	¥ (570,635)	$ (84,045)	¥ (1,103,380)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	126,758,926	126,758,926	7,184,086
Net loss per share—basic and diluted | (per share)	¥ (4.50)	$ (0.66)	¥ (153.59)